UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock

Income Fund

Semiannual report 11/30/15

A message to shareholders

Dear shareholder,

Many bond indexes were down for the last six months, as investors grappled with mixed economic data and uncertainty over the timing of a looming change in policy from the U.S. Federal Reserve (Fed). Against this backdrop, longer-term interest rates were volatile, as were the more rate-sensitive segments of the bond market. High-yield bonds and emerging-market debt, meanwhile, struggled in the face of the precipitous drop in commodity prices, particularly energy prices. Some clarity was achieved on December 16, when the Fed announced its first interest-rate increase in more than nine years.

Market volatility is naturally unnerving, which is why we recommend that investors maintain a regular dialogue with their financial advisors. Your advisor can help put market events into context and determine whether your portfolio is sufficiently diversified and continues to match your long-term financial goals.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors LP—a company regarded as one of the pioneers in strategic beta investing*—for the launch of the passively managed John Hancock Multifactor ETFs. Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of November 30, 2015. They are subject to change at any time. All investments entail risks, including the possible loss of principal. There is no guarantee that the funds' investment strategies will be successful. Please see the funds' prospectuses for information about the specific risks involved. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing ETFs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Income Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
28	Financial statements
32	Financial highlights
42	Notes to financial statements
54	Continuation of investment advisory and subadvisory agreements
59	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/15 (%)

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

A challenging time for the bond market

The credit-sensitive segments of the market experienced weak performance during the period, reflecting slowing global growth and investors' waning appetite for risk.

The fund underperformed its benchmark

The fund's currency positioning, particularly a short position in the New Zealand dollar, detracted from performance.

High yield and emerging markets also hurt performance

The fund's positions in these asset classes had a negative impact on performance.

PORTFOLIO COMPOSITION AS OF 11/30/15 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund invests in a wider variety of sectors. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions.Hedging, derivatives, and other strategic transactions could produce disproportionate gains or losses and may increase costs. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       3

Discussion of fund performance

An interview with Portfolio Manager Daniel S. Janis III, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Daniel S. Janis III
Portfolio Manager
John Hancock Asset Management

Can you describe the market environment of the past six months, and how it affected the fund?

The bond market experienced challenging conditions during the period, with small gains for longer-term U.S. Treasuries more than offset by weaker performance for investment-grade corporate, high-yield, and emerging-market bonds.

The soft outlook for global economic growth was the key factor driving the divergences among the various segments of the market. While the U.S. economy remained on track for a modest expansion in 2015, the outlook for overseas growth deteriorated during the course of the six-month period. Both Europe and Japan showed signs of setbacks after encouraging growth data in the first half of 2015, while growth in China and other emerging markets consistently came in below expectations. Together with low inflation, these factors provided support for rate-sensitive assets such as U.S. government bonds.

At the same time, slowing growth contributed to decreased investor risk appetites and helped fuel a sharp decline in the prices of oil and other commodities. These trends weighed on both the emerging markets (where commodity-exporting countries are heavily represented) as well as the many energy and mining companies in the high-yield market. Investment-grade corporate bonds also underperformed the broader market due to a substantial increase in new issue supply.

What factors detracted from performance?

The fund invests across the full spectrum of fixed-income securities, seeking to take advantage of a wide range of potential opportunities in the bond market. At a time in which U.S. Treasuries delivered superior results, this strategy—which provided the fund with the latitude to hold weightings in high-yield bonds, emerging-market debt, and other credit-sensitive market segments—led to a modest shortfall in relative performance. However, this approach has helped the fund generate meaningful outperformance versus both its benchmark, the Barclays U.S. Aggregate Bond Index, and Morningstar peer group in the three-, five- and ten-year periods.

The fund's currency strategy detracted from performance during the past six months. Using derivatives, we sought to hedge the currency exposure in the fund's emerging-market bond

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       4

"The soft outlook for global economic growth was the key factor driving the divergences among the various segments of the market."
portfolio by taking a short position in the New Zealand dollar. The currency has proven to be an effective hedge in the past, and it is more liquid and less costly to short than emerging-market currencies. The New Zealand dollar in fact rose during the period, however, so this aspect of our strategy did not work as intended. Overall, the fund's positioning in currencies has favored the U.S. dollar based on the gap between domestic and overseas growth rates, as well as the tighter policy of the U.S. Federal Reserve (Fed) in relation to other global central banks.

What aspects of the fund's positioning helped performance?

The fund held a duration (interest-rate sensitivity) below that of the benchmark, which was a positive for performance given that yields rose slightly. At the close of the period, the fund's duration stood at 3.79 years, below the 5.67 level for the benchmark. We sought to minimize the fund's rate sensitivity on the belief that stronger U.S. growth and the likelihood of a Fed interest-rate increase would lead to an upward bias in bond yields. The Fed indeed hiked rates after the close of the period.

Our individual security selection also made a meaningful positive contribution to performance, offsetting some of the impact of the fund's allocation to higher-risk asset classes. Our selection in the investment-grade corporate space worked very well, as we emphasized the types of short-duration, highly liquid (i.e., more easily traded) securities that outperformed.

COUNTRY COMPOSITION AS OF 11/30/15 (%)

United States	69.4
Australia	5.5
Canada	5.5
New Zealand	4.3
Mexico	3.2
Singapore	3.1
Philippines	2.7
Sweden	1.7
Norway	1.4
Germany	0.9
Other countries	2.3
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       5

"... we maintained our efforts to identify specific relative value opportunities with a favorable trade-off of risk and return ..."

What are some notable elements of the fund's positioning?

Risk management was one of our top priorities during the past six months. Although yield spreads in the higher-risk asset classes moved well above their average levels of the past two to three years, we maintained a defensive approach rather than attempting to capitalize on lower prices more aggressively.

This positioning reflects our belief that continued uncertainty raises the odds that market conditions are likely to remain volatile well into 2016. Before taking on added risk, we would like to see greater clarity with regard to the trajectory of both the European and Chinese economies. Energy prices also remain a key variable for the markets, as does the nature of the Fed's messaging regarding future rate hikes. As a result, we believe a conservative approach remains the most prudent course.

Our effort at managing risk has taken a variety of forms. First, we have reduced the fund's allocation

QUALITY COMPOSITION AS OF 11/30/15 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       6

to high-yield bonds in favor of the types of higher-quality, short-duration corporates mentioned above. We have also looked for opportunities in market segments that offered diversification away from pure corporate risk, such as high-quality municipal bonds, asset-backed securities, and mortgage-backed securities.

We have sought to maintain a high level of liquidity in the portfolio, as well. Many fixed-income securities have become more difficult to trade in the more intense regulatory environment that has followed the 2008 financial crisis, so we prefer to own securities we can buy and sell without taking a haircut on the prices we receive. In addition, we have maintained our typical approach of restricting the size of individual positions as an additional means of managing liquidity risk.

Our risk-management process has also extended to the emerging markets. We have emphasized the healthier economies within the asset class—such as Mexico, the Philippines, and Korea—while avoiding those with commodities exposure, rising default risk, or budget problems. We believe this approach can help generate extra yield for the fund without adding substantially to its overall risk profile.

From a broader standpoint, we maintained our efforts to identify specific relative value opportunities with a favorable trade-off of risk and return, while managing the risks of both rising interest rates and the potential for additional market volatility.

MANAGED BY

Daniel S. Janis III On the fund since 1999 Investing since 1984
Thomas C. Goggins On the fund since 2009 Investing since 1989
Kisoo Park On the fund since 2015 Investing since 1986

The views expressed in this report are exclusively those of Daniel S. Janis III, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-15	as of 11-30-15
Class A	-3.29	3.68	5.56	-4.47	19.80	71.76	2.37	2.36
Class B	-4.90	3.45	5.41	-5.79	18.49	69.28	1.77	1.76
Class C	-1.00	3.79	5.25	-1.87	20.45	66.88	1.77	1.76
Class I2	0.99	4.89	6.37	-0.39	26.95	85.37	2.79	2.78
Class R1[2]	0.33	4.22	5.65	-0.85	22.94	73.23	2.11	2.11
Class R2[2,3]	0.58	4.50	5.93	-0.73	24.65	77.87	2.37	2.36
Class R3[2,3]	0.44	4.33	5.72	-0.64	23.59	74.34	2.22	2.21
Class R4[2,3]	0.83	4.68	6.05	-0.61	25.70	79.98	2.63	2.52
Class R5[2,3]	1.03	4.92	6.33	-0.36	27.12	84.65	2.83	2.82
Class R6[2,3]	1.25	5.01	6.47	-0.33	27.69	87.17	2.89	2.86
Index†	0.97	3.09	4.65	-0.12	16.43	57.50	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Gross (%)	0.82	1.52	1.52	0.50	1.16	0.91	1.06	0.76	0.46	0.41
Net (%)	0.82	1.52	1.52	0.50	1.16	0.91	1.06	0.66	0.46	0.39

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	11-30-05	16,928	16,928	15,750
Class C4	11-30-05	16,688	16,688	15,750
Class I2	11-30-05	18,537	18,537	15,750
Class R1[2]	11-30-05	17,323	17,323	15,750
Class R2[2,3]	11-30-05	17,787	17,787	15,750
Class R3[2,3]	11-30-05	17,434	17,434	15,750
Class R4[2,3]	11-30-05	17,998	17,998	15,750
Class R5[2,3]	11-30-05	18,465	18,465	15,750
Class R6[2,3]	11-30-05	18,717	18,717	15,750

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effects of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectus.
3	Class R3, Class R4, and Class R5 shares were first offered on 5-21-09; Class R6 shares were first offered 9-1-11; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3, Class R4, Class R5, Class R6, and Class R2 shares, as applicable.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2015, with the same investment held until November 30, 2015.

	Account value on 6-1-2015	Ending value on 11-30-2015	Expenses paid during period ended 11-30-2015[1]	Annualized expense ratio
Class A	$1,000.00	$994.60	$4.04	0.81%
Class B	1,000.00	991.10	7.52	1.51%
Class C	1,000.00	991.20	7.52	1.51%
Class I	1,000.00	996.10	2.45	0.49%
Class R1	1,000.00	991.50	5.73	1.15%
Class R2	1,000.00	992.70	4.38	0.88%
Class R3	1,000.00	993.60	5.08	1.02%
Class R4	1,000.00	993.90	3.19	0.64%
Class R5	1,000.00	996.40	2.20	0.44%
Class R6	1,000.00	996.70	1.90	0.38%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2015, with the same investment held until November 30, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 6-1-2015	Ending value on 11-30-2015	Expenses paid during period ended 11-30-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,021.00	$4.09	0.81%
Class B	1,000.00	1,017.50	7.62	1.51%
Class C	1,000.00	1,017.50	7.62	1.51%
Class I	1,000.00	1,022.60	2.48	0.49%
Class R1	1,000.00	1,019.30	5.81	1.15%
Class R2	1,000.00	1,020.60	4.45	0.88%
Class R3	1,000.00	1,019.90	5.15	1.02%
Class R4	1,000.00	1,021.80	3.23	0.64%
Class R5	1,000.00	1,022.80	2.23	0.44%
Class R6	1,000.00	1,023.10	1.92	0.38%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       11

Fund's investments

As of 11-30-15 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 46.7%				$1,767,983,853
(Cost $1,785,778,546)
Consumer discretionary 6.7%				251,810,359
Auto components 0.3%
Johnson Controls, Inc.	5.500	01-15-16	$7,211,000	7,253,411
The Goodyear Tire & Rubber Company	8.750	08-15-20	2,495,000	2,962,813
Automobiles 0.8%
FCA US LLC	8.250	06-15-21	2,600,000	2,802,800
Ford Motor Company	4.750	01-15-43	8,800,000	8,442,456
Ford Motor Company	6.625	10-01-28	9,828,000	11,622,504
General Motors Financial Company, Inc.	4.375	09-25-21	7,655,000	7,821,236
Diversified consumer services 0.7%
Duke University	4.077	10-01-48	6,170,000	6,133,794
Massachusetts Institute of Technology	3.308	07-01-26	8,705,000	8,973,558
Massachusetts Institute of Technology	3.959	07-01-38	11,221,000	11,722,646
Hotels, restaurants and leisure 0.3%
New Red Finance, Inc. (S)	4.625	01-15-22	11,755,000	11,872,550
Internet and catalog retail 0.5%
QVC, Inc.	4.450	02-15-25	10,305,000	9,678,106
QVC, Inc.	5.950	03-15-43	8,760,000	7,795,358
Media 2.9%
21st Century Fox America, Inc.	6.200	12-15-34	5,645,000	6,539,840
CBS Corp.	3.500	01-15-25	21,120,000	20,419,766
CCO Holdings LLC	5.750	01-15-24	18,485,000	18,987,607
CCO Holdings LLC	7.000	01-15-19	1,402,000	1,433,545
Lamar Media Corp.	5.000	05-01-23	8,115,000	8,135,288
LIN Television Corp. (S)	5.875	11-15-22	4,760,000	4,771,900
Outfront Media Capital LLC	5.625	02-15-24	2,430,000	2,502,900
Scripps Networks Interactive, Inc.	3.950	06-15-25	7,150,000	6,861,641
Sirius XM Radio, Inc. (S)	5.250	08-15-22	3,175,000	3,341,688
Sirius XM Radio, Inc. (S)	5.875	10-01-20	8,905,000	9,305,725
The Walt Disney Company	1.350	08-16-16	12,435,000	12,495,285
Time Warner, Inc.	3.875	01-15-26	10,990,000	11,016,057
Virgin Media Secured Finance PLC	5.250	01-15-21	2,210,000	2,342,600
Multiline retail 0.2%
Macy's Retail Holdings, Inc.	7.875	08-15-36	6,800,000	7,081,540
Specialty retail 0.8%
L Brands, Inc.	5.625	10-15-23	13,385,000	14,255,025
L Brands, Inc.	6.950	03-01-33	8,800,000	8,888,000
The Home Depot, Inc.	5.400	03-01-16	8,663,000	8,766,220

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       12

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.2%
PVH Corp.	4.500	12-15-22		$7,700,000	$7,584,500
Consumer staples 4.8%					183,158,391
Beverages 1.8%
Constellation Brands, Inc.	3.750	05-01-21		10,620,000	10,752,750
Constellation Brands, Inc.	4.250	05-01-23		16,185,000	16,306,388
The Coca-Cola Company	1.150	04-01-18		31,620,000	31,535,132
The Coca-Cola Company	1.800	09-01-16		9,423,000	9,503,991
Food and staples retailing 0.8%
CVS Health Corp.	3.875	07-20-25		16,510,000	16,934,934
Walgreens Boots Alliance, Inc.	3.800	11-18-24		13,950,000	13,700,783
Food products 1.5%
Kraft Foods Group, Inc.	6.125	08-23-18		10,650,000	11,769,730
Kraft Heinz Foods Company (S)	1.600	06-30-17		1,522,000	1,523,505
Kraft Heinz Foods Company (S)	3.950	07-15-25		18,640,000	19,031,794
Kraft Heinz Foods Company (S)	4.875	02-15-25		11,970,000	12,758,236
Post Holdings, Inc. (S)	6.750	12-01-21		10,185,000	10,388,700
Tyson Foods, Inc.	6.600	04-01-16		3,220,000	3,278,932
Household products 0.3%
Kimberly-Clark Corp. (S)	4.279	12-21-15		9,815,000	9,757,406
Tobacco 0.4%
Philip Morris International, Inc.	2.500	05-16-16		7,785,000	7,850,635
Philip Morris International, Inc.	3.375	08-11-25		7,920,000	8,065,475
Energy 1.2%					46,105,402
Oil, gas and consumable fuels 1.2%
Chevron Corp.	1.718	06-24-18		7,765,000	7,799,733
Columbia Pipeline Group, Inc. (S)	4.500	06-01-25		5,985,000	5,732,236
Exxon Mobil Corp.	1.305	03-06-18		11,600,000	11,609,152
Exxon Mobil Corp.	2.709	03-06-25		12,745,000	12,582,285
Petroleos Mexicanos	6.000	03-05-20		2,685,000	2,892,309
Petroleos Mexicanos (S)	7.650	11-24-21	MXN	91,098,500	5,489,687
Financials 11.9%					450,714,122
Banks 8.8%
Asian Development Bank	3.250	07-20-17	NZD	11,375,000	7,520,545
Asian Development Bank	4.625	03-06-19	NZD	4,710,000	3,239,792
Asian Development Bank	5.000	03-09-22	AUD	9,245,000	7,411,569
Banco Nacional Comercio (S)	4.375	10-14-25		8,130,000	8,058,456
Bancolombia SA	5.950	06-03-21		5,995,000	6,324,725
Bank of America Corp. (P)	0.974	12-01-26		4,405,000	3,723,872
Bank of Montreal	1.400	09-11-17		5,655,000	5,640,863
BankUnited, Inc.	4.875	11-17-25		11,190,000	11,127,358

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       13

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	6.250	06-29-17	NZD	$9,880,000	$6,765,002
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900	02-15-23		4,350,000	4,290,188
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23		14,615,000	13,171,769
First Niagara Financial Group, Inc.	7.250	12-15-21		2,950,000	3,481,310
Inter-American Development Bank	6.500	08-20-19	AUD	12,860,000	10,543,440
International Bank for Reconstruction & Development	2.125	05-29-17	NOK	17,190,000	2,017,765
International Bank for Reconstruction & Development	2.375	03-02-17	NOK	34,490,000	4,048,334
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	41,910,000	5,366,393
International Bank for Reconstruction & Development	4.500	08-16-16	NZD	9,400,000	6,256,441
International Bank for Reconstruction & Development	4.625	02-26-19	NZD	16,295,000	11,219,553
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	19,415,000	13,512,249
International Finance Corp.	3.250	07-22-19	AUD	17,850,000	13,163,911
International Finance Corp.	3.625	05-20-20	NZD	12,725,000	8,477,766
International Finance Corp.	3.875	02-26-18	NZD	10,482,000	7,027,862
KFW	3.750	05-29-20	NZD	6,185,000	4,130,496
KFW	6.000	01-19-16	AUD	11,500,000	8,357,945
KFW	6.000	08-20-20	AUD	14,600,000	11,989,820
Landwirtschaftliche Rentenbank	6.500	04-12-17	AUD	13,570,000	10,341,467
National Australia Bank, Ltd.	1.875	07-23-18		4,975,000	4,977,766
National Australia Bank, Ltd.	6.000	02-15-17	AUD	15,250,000	11,460,294
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 year U.S. Swap Rate + 2.203%) (S)	4.000	10-15-24		7,100,000	7,261,383
Regions Financial Corp.	7.375	12-10-37		4,085,000	5,205,123
Royal Bank of Canada (P)	0.695	06-21-16		9,000,000	9,010,242
Royal Bank of Canada (P)	0.702	03-08-16		5,608,000	5,611,696
Royal Bank of Canada	1.200	01-23-17		11,490,000	11,514,841
Royal Bank of Canada	2.625	12-15-15		8,700,000	8,706,786
Synovus Financial Corp.	5.125	06-15-17		10,025,000	10,375,875
Synovus Financial Corp.	7.875	02-15-19		3,111,000	3,494,897
The Bank of Nova Scotia (P)	0.841	07-15-16		4,560,000	4,568,710
The Bank of Nova Scotia	1.250	04-11-17		6,325,000	6,318,612
The Bank of Nova Scotia	2.900	03-29-16		7,165,000	7,218,236
The Toronto-Dominion Bank (P)	0.491	07-13-16		4,705,000	4,703,014
Westpac Banking Corp.	2.000	08-14-17		6,400,000	6,458,240
Westpac Banking Corp.	3.000	12-09-15		10,325,000	10,329,646
Westpac Banking Corp.	5.000	10-21-19	GBP	4,280,000	7,179,096
Westpac Banking Corp.	7.250	02-11-20	AUD	5,000,000	4,177,486
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800	06-15-23		7,675,000	7,579,063
Capital markets 0.4%
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	12,250,000	9,012,094

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       14

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc. (P)	1.137	12-15-17		$7,000,000	$7,006,608
Consumer finance 0.1%
Discover Financial Services	5.200	04-27-22		3,100,000	3,337,420
Diversified financial services 0.9%
General Electric Capital Corp.	4.250	01-17-18	NZD	5,330,000	3,555,990
General Electric Capital Corp.	4.875	04-05-16	SEK	69,000,000	8,039,199
General Electric Capital Corp.	6.250	09-29-20	GBP	1,570,000	2,793,327
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22		15,490,000	18,378,885
Insurance 0.9%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,365,000	9,694,181
MetLife, Inc.	6.400	12-15-36		7,690,000	8,468,613
Metropolitan Life Global Funding I (P)(S)	0.701	04-10-17		5,000,000	5,005,790
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42		9,825,000	10,434,150
Real estate investment trusts 0.5%
American Tower Corp.	4.700	03-15-22		3,640,000	3,846,020
Crown Castle Towers LLC (S)	4.883	08-15-20		5,718,000	6,154,544
Hongkong Land Treasury SG	3.860	12-29-17	SGD	4,000,000	2,923,538
Host Hotels & Resorts LP	4.750	03-01-23		8,050,000	8,333,062
Real estate management and development 0.3%
CapitaMalls Asia Treasury, Ltd.	3.950	08-24-17	SGD	14,250,000	10,370,804
Health care 9.8%					371,279,116
Biotechnology 0.5%
AbbVie, Inc.	1.800	05-14-18		8,055,000	8,045,761
AbbVie, Inc.	3.600	05-14-25		12,375,000	12,263,254
Health care equipment and supplies 0.5%
Abbott Laboratories	2.950	03-15-25		18,980,000	18,721,018
Health care providers and services 5.4%
Anthem, Inc.	3.500	08-15-24		4,400,000	4,359,458
Cardinal Health, Inc.	3.750	09-15-25		10,691,000	10,859,704
Community Health Systems, Inc.	6.875	02-01-22		10,000,000	9,675,000
Community Health Systems, Inc.	7.125	07-15-20		7,220,000	7,220,000
DaVita HealthCare Partners, Inc.	5.125	07-15-24		17,915,000	17,870,213
Express Scripts Holding Company	3.500	06-15-24		16,911,000	16,871,665
HCA, Inc.	5.000	03-15-24		12,118,000	12,208,885
HCA, Inc.	5.375	02-01-25		11,945,000	11,788,222
HCA, Inc.	7.500	02-15-22		10,400,000	11,622,000
HCA, Inc.	8.000	10-01-18		2,135,000	2,396,538
Quest Diagnostics, Inc.	4.250	04-01-24		11,395,000	11,704,192

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       15

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Tenet Healthcare Corp.	4.375	10-01-21	$15,988,000	$15,708,210
Tenet Healthcare Corp.	6.000	10-01-20	10,080,000	10,710,000
Texas Childrens Hospital	3.368	10-01-29	3,870,000	3,919,176
UnitedHealth Group, Inc.	1.400	10-15-17	14,095,000	14,120,315
UnitedHealth Group, Inc.	1.900	07-16-18	11,820,000	11,916,380
UnitedHealth Group, Inc.	3.750	07-15-25	14,020,000	14,540,745
UnitedHealth Group, Inc.	6.000	02-15-18	6,250,000	6,823,281
WellCare Health Plans, Inc.	5.750	11-15-20	9,049,000	9,407,250
Pharmaceuticals 3.4%
Actavis Funding SCS	3.450	03-15-22	13,880,000	14,038,551
Actavis Funding SCS	3.800	03-15-25	4,385,000	4,424,219
Eli Lilly & Company	2.750	06-01-25	12,415,000	12,313,259
Endo Finance LLC (S)	7.750	01-15-22	5,397,000	5,437,478
Forest Laboratories, Inc. (S)	4.875	02-15-21	12,150,000	13,286,997
Forest Laboratories, Inc. (S)	5.000	12-15-21	11,360,000	12,465,362
Grifols Worldwide Operations, Ltd.	5.250	04-01-22	9,000,000	9,157,500
Mallinckrodt International Finance SA (S)	5.750	08-01-22	11,525,000	10,199,625
Merck & Company, Inc. (P)	0.554	05-18-16	3,215,000	3,215,392
Merck & Company, Inc. (P)	0.724	05-18-18	6,140,000	6,145,600
Merck & Company, Inc.	2.250	01-15-16	10,665,000	10,688,207
Merck & Company, Inc.	2.750	02-10-25	16,787,000	16,409,679
Pfizer, Inc.	1.500	06-15-18	10,731,000	10,745,980
Industrials 2.4%				91,616,416
Aerospace and defense 1.2%
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21	24,185,000	24,729,163
Lockheed Martin Corp.	2.900	03-01-25	17,246,000	16,699,198
Lockheed Martin Corp.	3.100	01-15-23	5,955,000	5,957,751
Air freight and logistics 0.3%
XPO Logistics, Inc. (S)	6.500	06-15-22	11,150,000	10,202,250
Airlines 0.2%
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	2,098,246	2,392,000
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08-10-22	4,012,636	4,617,020
Construction and engineering 0.4%
AECOM	5.750	10-15-22	13,098,000	13,515,433
Industrial conglomerates 0.2%
3M Company	3.000	08-07-25	8,815,000	8,795,942
Road and rail 0.1%
Norfolk Southern Corp.	5.750	01-15-16	4,680,000	4,707,659

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       16

	Rate (%)	Maturity date	Par value^		Value
Information technology 3.9%					$146,623,491
Electronic equipment, instruments and components 0.6%
Zebra Technologies Corp.	7.250	10-15-22		$22,080,000	23,625,600
IT services 0.5%
IBM Corp. (P)	0.404	02-05-16		3,985,000	3,984,095
IBM Corp. (P)	0.527	02-06-18		7,620,000	7,588,339
IBM Corp.	2.750	12-21-20	GBP	4,025,000	6,247,735
Semiconductors and semiconductor equipment 0.7%
Intel Corp.	1.350	12-15-17		3,700,000	3,712,066
Intel Corp.	3.700	07-29-25		8,765,000	9,123,576
Micron Technology, Inc.	5.875	02-15-22		13,530,000	13,607,527
Software 0.7%
Activision Blizzard, Inc. (S)	5.625	09-15-21		5,290,000	5,571,058
Microsoft Corp.	3.125	11-03-25		15,290,000	15,391,923
Oracle Corp.	5.250	01-15-16		6,935,000	6,974,100
Technology hardware, storage and peripherals 1.4%
Apple, Inc.	0.450	05-03-16		17,700,000	17,701,115
Apple, Inc.	3.200	05-13-25		32,605,000	33,096,357
Materials 2.4%					91,531,544
Construction materials 0.6%
Cemex Finance LLC (S)	9.375	10-12-22		8,115,000	8,693,194
Cemex SAB de CV (S)	6.125	05-05-25		14,450,000	13,253,540
Containers and packaging 1.6%
Ball Corp.	4.000	11-15-23		14,270,000	13,627,850
Ball Corp.	5.250	07-01-25		3,490,000	3,516,175
Crown Americas LLC	4.500	01-15-23		11,700,000	11,568,375
Crown Cork & Seal Company, Inc.	7.375	12-15-26		2,273,000	2,477,570
Sealed Air Corp. (S)	4.875	12-01-22		8,875,000	8,997,031
Sealed Air Corp. (S)	5.125	12-01-24		9,275,000	9,483,688
Sealed Air Corp. (S)	6.500	12-01-20		11,010,000	12,221,100
Metals and mining 0.2%
Rio Tinto Finance USA, Ltd.	7.125	07-15-28		3,985,000	4,814,677
Rio Tinto Finance USA, Ltd.	9.000	05-01-19		2,400,000	2,878,344
Telecommunication services 1.4%					51,990,898
Diversified telecommunication services 0.9%
SingTel Group Treasury Pte, Ltd.	4.500	09-08-21		4,255,000	4,648,000
T-Mobile USA, Inc.	6.125	01-15-22		11,720,000	11,960,377
T-Mobile USA, Inc.	6.250	04-01-21		4,814,000	4,934,350
T-Mobile USA, Inc.	6.625	04-01-23		3,000,000	3,076,950
T-Mobile USA, Inc.	6.836	04-28-23		3,090,000	3,178,838
Verizon Communications, Inc.	4.272	01-15-36		7,617,000	7,027,231

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       17

	Rate (%)	Maturity date	Par value^		Value
Telecommunication services (continued)
Wireless telecommunication services 0.5%
America Movil SAB de CV	7.125	12-09-24	MXN	$133,000,000	$7,825,205
SBA Tower Trust (S)	5.101	04-17-17		4,770,000	4,852,322
Vodafone Group PLC (P)	0.752	02-19-16		4,490,000	4,487,625
Utilities 2.2%					83,154,114
Electric utilities 0.9%
E.ON International Finance BV	6.000	10-30-19	GBP	2,100,000	3,558,893
FirstEnergy Transmission LLC (S)	4.350	01-15-25		21,200,000	21,466,675
Talen Energy Supply LLC (S)	6.500	06-01-25		9,000,000	7,695,000
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	600,000	1,015,123
Independent power and renewable electricity producers 0.7%
Calpine Corp. (S)	5.875	01-15-24		1,082,000	1,117,165
Calpine Corp. (S)	6.000	01-15-22		4,281,000	4,441,538
Dynegy, Inc.	5.875	06-01-23		6,225,000	5,594,719
Dynegy, Inc.	7.625	11-01-24		10,375,000	9,856,250
NRG Yield Operating LLC	5.375	08-15-24		7,380,000	6,689,970
Multi-utilities 0.3%
NiSource Finance Corp.	5.650	02-01-45		10,030,000	11,584,790
Water utilities 0.3%
American Water Capital Corp.	3.400	03-01-25		9,904,000	10,133,991
Convertible bonds 0.8%					$30,925,513
(Cost $29,801,304)
Consumer discretionary 0.1%					4,568,375
Household durables 0.1%
Jarden Corp.	1.125	03-15-34		4,025,000	4,568,375
Financials 0.2%					6,616,863
Insurance 0.1%
Fidelity National Financial, Inc.	4.250	08-15-18		1,750,000	3,497,813
Thrifts and mortgage finance 0.1%
MGIC Investment Corp.	2.000	04-01-20		2,120,000	3,119,050
Health care 0.3%					12,117,300
Health care providers and services 0.3%
Anthem, Inc.	2.750	10-15-42		6,760,000	12,117,300
Industrials 0.1%					3,644,850
Machinery 0.1%
Trinity Industries, Inc.	3.875	06-01-36		2,820,000	3,644,850

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       18

	Rate (%)	Maturity date	Par value^		Value
Information technology 0.1%					$3,978,125
Semiconductors and semiconductor equipment 0.1%
Intel Corp.	3.250	08-01-39		$2,375,000	3,978,125
Foreign government obligations 22.5%					$850,478,025
(Cost $951,583,298)
Australia 4.1%					156,695,591
New South Wales Treasury Corp.	6.000	05-01-20	AUD	41,925,000	34,853,488
New South Wales Treasury Corp.	6.000	03-01-22	AUD	15,120,000	12,995,579
Queensland Treasury Corp. (S)	4.000	06-21-19	AUD	45,265,000	34,433,982
Queensland Treasury Corp.	5.500	06-21-21	AUD	28,365,000	23,360,365
Queensland Treasury Corp.	6.000	04-21-16	AUD	45,283,000	33,227,558
Queensland Treasury Corp.	6.250	02-21-20	AUD	21,510,000	17,824,619
Bermuda 0.2%					7,455,109
Government of Bermuda (S)	4.854	02-06-24		7,177,000	7,455,109
Canada 3.5%					132,122,998
Export Development Canada	3.500	02-20-18	NZD	9,440,000	6,279,031
Export Development Canada	4.875	01-24-19	NZD	9,630,000	6,665,636
Government of Canada	1.250	02-01-16	CAD	55,990,000	41,974,996
Government of Canada	1.250	03-01-18	CAD	18,950,000	14,379,268
Government of Canada	1.500	02-01-17	CAD	36,095,000	27,317,546
Government of Canada	1.500	03-01-20	CAD	46,101,000	35,506,521
Finland 0.1%					4,941,610
Nordic Investment Bank	1.375	07-15-20	NOK	42,390,000	4,941,610
Mexico 2.2%					82,559,463
Government of Mexico	4.600	01-23-46		15,115,000	13,868,013
Government of Mexico	4.750	06-14-18	MXN	161,760,000	9,805,564
Government of Mexico	5.000	06-15-17	MXN	309,174,600	18,941,778
Government of Mexico	8.000	12-07-23	MXN	192,720,000	13,093,300
Government of Mexico	10.000	12-05-24	MXN	350,890,000	26,850,808
New Zealand 4.3%					161,799,030
Dominion of New Zealand	3.000	04-15-20	NZD	27,690,000	18,327,569
Dominion of New Zealand	5.000	03-15-19	NZD	58,935,000	41,578,003
Dominion of New Zealand	6.000	12-15-17	NZD	50,100,000	35,183,544
Dominion of New Zealand	6.000	05-15-21	NZD	59,025,000	44,708,024
New Zealand Local Government Funding Agency	5.000	03-15-19	NZD	15,900,000	11,063,864
New Zealand Local Government Funding Agency	6.000	12-15-17	NZD	15,685,000	10,938,026
Norway 1.5%					54,632,303
Government of Norway (S)	3.750	05-25-21	NOK	99,330,000	13,100,889
Government of Norway (S)	4.250	05-19-17	NOK	101,235,000	12,270,816
Government of Norway (S)	4.500	05-22-19	NOK	224,721,000	29,260,598

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       19

	Rate (%)	Maturity date	Par value^		Value
Philippines 2.2%					$82,582,972
Republic of Philippines	4.625	09-09-40	PHP	$154,757,000	3,121,338
Republic of Philippines	4.950	01-15-21	PHP	608,000,000	13,349,173
Republic of Philippines	5.875	12-16-20	PHP	609,320,800	14,132,636
Republic of Philippines	6.250	01-14-36	PHP	252,000,000	5,933,814
Republic of Philippines	6.500	04-28-21	PHP	678,000,000	15,764,406
Republic of Philippines	8.000	07-19-31	PHP	780,175,000	22,827,351
Republic of Philippines	8.125	12-16-35	PHP	254,043,000	7,454,254
Singapore 2.2%					83,294,765
Republic of Singapore	2.375	04-01-17	SGD	33,200,000	23,935,775
Republic of Singapore	2.500	06-01-19	SGD	27,740,000	20,226,276
Republic of Singapore	3.250	09-01-20	SGD	52,190,000	39,132,714
South Korea 0.5%					18,754,201
Korea Treasury Bond Coupon Strips	3.286	09-10-18	KRW	1,205,430,000	990,171
Korea Treasury Bond Coupon Strips	3.287	03-10-18	KRW	1,205,430,000	999,798
Korea Treasury Bond Coupon Strips	3.296	03-10-17	KRW	1,205,430,000	1,018,527
Korea Treasury Bond Coupon Strips	3.297	09-10-17	KRW	1,205,430,000	1,009,303
Korea Treasury Bond Coupon Strips	3.309	09-10-16	KRW	1,205,430,000	1,027,316
Korea Treasury Bond Coupon Strips	3.315	03-10-16	KRW	1,205,430,000	1,036,131
Korea Treasury Bond Principal Strips	3.286	09-10-18	KRW	15,428,000,000	12,672,955
Sweden 1.7%					65,639,983
Kingdom of Sweden	1.500	11-13-23	SEK	241,090,000	29,645,490
Kingdom of Sweden	3.500	06-01-22	SEK	132,940,000	18,306,587
Kingdom of Sweden	5.000	12-01-20	SEK	124,030,000	17,687,906
Term loans (M) 1.4%					$50,756,452
(Cost $50,977,496)
Consumer staples 0.5%					17,524,177
Food and staples retailing 0.5%
Aramark Services, Inc.	3.250	02-24-21	17,641,794		17,524,177
Financials 0.3%					11,185,484
Real estate investment trusts 0.3%
Crown Castle Operating Company	3.000	01-31-21	11,277,111		11,185,484
Industrials 0.6%					22,046,791
Aerospace and defense 0.5%
B/E Aerospace, Inc.	4.000	12-16-21	20,386,691		20,361,208
Construction and engineering 0.1%
AECOM	3.750	10-15-21	1,686,848		1,685,583

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       20

	Rate (%)	Maturity date	Par value^	Value
Capital preferred securities 1.4%				$53,492,492
(Cost $52,340,365)
Financials 1.4%				53,492,492
Banks 1.4%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	12-21-15	$15,810,000	11,916,788
USB Capital IX (P)(Q)	3.500	01-04-16	22,163,000	17,647,289
Wachovia Capital Trust III (P)(Q)	5.570	01-04-16	24,745,000	23,928,415
Municipal bonds 3.9%				$147,464,383
(Cost $148,199,706)
City of Houston (Texas)	6.290	03-01-32	11,325,000	13,960,214
Cobb-Marietta Coliseum & Exhibit Hall Authority (Georgia)	4.500	01-01-47	4,770,000	4,829,673
Denver City & County School District No 1 (Colorado)	3.098	12-15-24	11,415,000	11,584,399
Energy Northwest (Washington)	2.814	07-01-24	11,960,000	11,810,380
Kansas Development Finance Authority	3.491	04-15-23	6,445,000	6,457,697
Kansas Development Finance Authority	3.641	04-15-24	7,155,000	7,175,821
Port of Morrow (Oregon)	3.097	09-01-23	13,470,000	13,699,664
State of Connecticut	5.090	10-01-30	5,175,000	5,809,973
State of Georgia	4.250	02-01-30	5,615,000	5,956,224
State of Georgia	4.503	11-01-25	9,135,000	10,231,931
State of Maryland	4.400	03-01-23	4,910,000	5,543,194
State of Oregon	5.742	08-01-24	6,275,000	7,432,863
State of Texas	2.831	10-01-25	1,305,000	1,288,466
State of Texas	3.011	10-01-26	1,760,000	1,750,725
State of Texas	3.311	10-01-28	3,650,000	3,597,659
State of Utah	4.554	07-01-24	5,555,000	6,238,765
State of Washington	1.430	08-01-19	6,370,000	6,326,939
Texas Transportation Commission State Highway Fund	5.028	04-01-26	10,600,000	12,219,150
University of Texas System	5.094	08-15-30	4,245,000	4,961,641
Virginia Housing Development Authority	3.250	06-25-42	6,640,000	6,589,005
Collateralized mortgage obligations 7.7%				$290,416,293
(Cost $287,816,172)
Commercial and residential 6.7%				254,661,726
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	2.869	04-25-35	3,248,425	3,243,441
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.110	12-13-29	2,040,000	1,990,680
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (P) (S)	3.716	04-14-33	5,220,000	4,568,194
Banc of America Commercial Mortgage Trust
Series 2006-4, Class AM	5.675	07-10-46	5,850,000	5,996,939
Series 2006-5, Class AM	5.448	09-10-47	5,104,000	5,218,348
Barclays Commercial Mortgage Series 2015-STP, Class A (S)	3.323	09-10-28	7,040,000	7,206,418

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.869	01-25-35	$3,988,909	$3,945,361
Series 2005-2, Class A1 (P)	2.680	03-25-35	2,303,539	2,308,606
Series 2005-5, Class A2 (P)	2.480	08-25-35	4,028,617	4,037,575
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.921	01-25-35	1,769,603	1,726,136
Series 2004-7, Class 1A1 (P)	2.824	08-25-34	3,579,030	3,641,718
Series 2004-8, Class 1A (P)	0.921	09-25-34	494,208	479,480
Series 2005-7, Class 11A1 (P)	0.761	08-25-35	2,860,801	2,726,779
BWAY Mortgage Trust Series 2013-1515, Class F (P) (S)	4.058	03-10-33	4,767,000	4,408,734
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	2.657	02-25-37	1,705,776	1,709,634
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank) Series 2013-WWP, Class D (S)	3.898	03-10-31	8,550,000	8,551,487
Commercial Mortgage Trust (Deutsche Bank) Series 2007-C9, Class A4 (P)	5.989	12-10-49	3,566,397	3,745,870
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.347	04-15-27	6,405,000	6,325,728
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.944	09-19-44	21,301,097	1,450,564
Series 2005-AR2, Class X2 IO	2.528	03-19-45	38,517,579	3,564,378
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (P) (S)	3.495	12-15-19	6,035,000	5,849,709
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	6.021	07-10-38	4,012,000	4,069,230
HarborView Mortgage Loan Trust
Series 2005-2, Class IX IO	2.171	05-19-35	14,793,535	1,118,477
Series 2005-9, Class 2A1C (P)	0.656	06-20-35	5,652,643	5,183,838
Series 2007-3, Class ES IO (S)	0.350	05-19-47	32,083,404	522,959
Series 2007-4, Class ES IO	0.350	07-19-47	33,245,848	502,012
Series 2007-6, Class ES IO (S)	0.342	08-19-37	25,783,477	340,342
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.942	11-05-30	4,405,029	4,404,562
Series 2013-HLT, Class DFX (S)	4.407	11-05-30	8,045,000	8,037,079
Hudsons Bay Simon JV Trust Series 2015-HB10, Class A10 (S)	4.155	08-05-34	13,910,000	14,340,687
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.191	10-25-36	41,431,468	3,781,429
Series 2005-AR18, Class 2X IO	1.877	10-25-36	42,419,591	1,737,379
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	6.105	04-15-45	875,000	890,833
Series 2014-FBLU, Class D (P) (S)	2.797	12-15-28	4,325,000	4,325,068
Series 2014-INN, Class F (P) (S)	4.197	06-15-29	4,660,000	4,608,172
Series 2015-SGP, Class A (P) (S)	1.897	07-15-36	8,290,000	8,300,080

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       22

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-UES, Class A (S)	2.933	09-05-32	$8,200,000	$8,396,324
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1 (P)	2.765	07-25-35	3,792,064	3,788,895
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM	5.413	09-15-39	8,770,000	9,011,747
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.215	12-25-34	1,416,220	1,421,296
Series 2005-2, Class 1A (P)	1.673	10-25-35	5,750,685	5,578,239
Series 2005-A2, Class A2 (P)	2.462	02-25-35	2,547,029	2,555,691
Series 2006-3, Class 2A1 (P)	2.418	10-25-36	1,823,180	1,787,033
Series 2007-1, Class 2A1 (P)	2.665	01-25-37	11,360,505	11,128,672
Merrill Lynch Mortgage Trust Series 2005-LC1, Class AM (P)	5.527	01-12-44	3,530,850	3,527,950
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 (P)	5.414	07-12-46	2,507,448	2,549,998
Morgan Stanley Capital I Trust Series 2007-IQ13, Class A4	5.364	03-15-44	8,460,000	8,677,749
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.486	10-25-34	2,070,853	2,047,743
Series 2004-9, Class 1A (P)	5.555	11-25-34	2,174,013	2,245,318
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (P)	0.531	11-25-35	2,693,665	2,531,619
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.534	01-05-35	6,695,000	5,782,006
Structured Adjustable Rate Mortgage Loan Trust Series 2004-10, Class 2A (P)	2.426	08-25-34	8,421,882	8,448,556
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	4.270	12-25-33	2,338,655	2,300,803
WaMu Mortgage Pass-Through Certificates
Series 2003-AR11, Class A6 (P)	2.533	10-25-33	10,276,778	10,407,087
Series 2004-AR14, Class A1 (P)	2.390	01-25-35	4,384,202	4,409,770
Series 2005-AR19, Class A1A2 (P)	0.511	12-25-45	3,797,712	3,494,152
Series 2005-AR6, Class 2A1A (P)	0.451	04-25-45	3,680,131	3,429,556
Series 2005-AR8, Class 2AB2 (P)	0.641	07-25-45	4,015,431	3,649,545
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	2.828	12-25-34	2,636,994	2,634,051
U.S. Government Agency 1.0%				35,754,567
Federal Home Loan Mortgage Corp. Series 2015-DNA1, Class M2 (P)	2.071	10-25-27	6,280,000	6,209,003
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	10,258,092	1,289,444
Series 2013-46, Class MI IO	3.500	05-25-43	45,206,144	6,299,092
Series 2014-C02, Class 1M1 (P)	1.171	05-25-24	4,587,806	4,539,922
Series 2015-C04, Class 1M1 (P)	1.831	04-25-28	6,545,895	6,555,084
Series 2015-C04, Class 2M1 (P)	1.931	04-25-28	3,736,752	3,743,137
Series 402, Class 3 IO	4.000	11-25-39	2,445,085	431,306

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 402, Class 4 IO	4.000	10-25-39	$3,712,683	$690,015
Series 402, Class 7 IO	4.500	11-25-39	4,743,454	885,265
Series 406, Class 3 IO	4.000	01-25-41	5,693,108	1,000,010
Series 407, Class 4 IO	4.500	03-25-41	8,744,986	1,779,656
Series 407, Class 7 IO	5.000	03-25-41	7,309,609	1,544,213
Series 407, Class 8 IO	5.000	03-25-41	3,737,232	788,420
Asset backed securities 4.6%				$173,363,579
(Cost $173,639,319)
American Express Credit Account Master Trust Series 2014-3, Class A	1.490	04-15-20	6,970,000	6,993,161
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	17,573,000	17,928,453
BA Credit Card Trust Series 2015-A1, Class A (P)	0.527	06-15-20	1,315,000	1,313,363
Capital One Multi-asset Execution Trust Series 2013-A3, Class A3	0.960	09-16-19	3,435,000	3,433,815
Capital One Multi-Asset Execution Trust
Series 2014-A2, Class A2	1.260	01-15-20	5,815,000	5,823,717
Series 2014-A5, Class A	1.480	07-15-20	2,297,000	2,302,178
CarMax Auto Owner Trust Series 2014-3, Class A3	1.160	06-17-19	3,830,000	3,825,564
Citibank Credit Card Issuance Trust Series 2007-A8, Class A8	5.650	09-20-19	5,135,000	5,521,445
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	13,094,813	13,282,963
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	22,410,650	22,503,273
Discover Card Execution Note Trust Series 2014-A3, Class A3	1.220	10-15-19	7,715,000	7,721,579
Discover Card Master Trust Series 2007-A1, Class A1	5.650	03-16-20	6,353,000	6,826,941
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II (S)	4.474	10-25-45	16,515,000	16,290,561
Equifirst Mortgage Loan Trust Series 2015-1, Class M2 (P)	0.896	04-25-35	9,505,000	9,237,981
Ford Credit Auto Owner Trust Series 2015-A, Class A4	1.640	06-15-20	7,012,000	7,014,989
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (P)	0.591	10-25-35	16,384,713	15,709,340
Home Equity Asset Trust Series 2003-1, Class M1 (P)	1.721	06-25-33	1,705,242	1,641,953
Honda Auto Receivables Owner Trust Series 2014-1, Class A3	0.670	11-21-17	1,312,000	1,310,485
Nissan Auto Receivables Owner Trust Series 2015-A, Class A3	1.050	10-15-19	2,835,000	2,822,288
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438	05-20-41	5,568,431	5,710,110

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       24

	Rate (%)	Maturity date	Par value^	Value
Toyota Auto Receivables Owner Trust Series 2014-B, Class A3	0.760	03-15-18	$3,430,000	$3,426,047
Wendys Funding LLC Series 2015-1A, Class A2II (S)	4.080	06-15-45	12,615,000	12,723,373
			Shares	Value
Common stocks 0.0%				$0
(Cost $3,539,176)
Consumer discretionary 0.0%				0
Media 0.0%
Vertis Holdings, Inc. (I)			300,118	0
Preferred securities 5.6%				$212,851,902
(Cost $206,390,467)
Consumer staples 0.8%				28,867,825
Food products 0.8%
	Post Holdings, Inc., 5.250%		123,445	15,893,544
	Tyson Foods, Inc., 4.750%		226,625	12,974,281
Financials 3.4%				130,285,301
Banks 2.4%
	First Niagara Financial Group, Inc. (8.6250% to 12-15-17, then 3 month LIBOR + 7.327%)		429,350	11,699,788
	First Tennessee Bank NA, 3.750% (S)		18,420	11,796,859
	M&T Bank Corp., Series A, 6.375%		7,985	8,144,700
	M&T Bank Corp., Series C, 6.375%		495	504,900
	Regions Financial Corp., 6.375%		392,420	10,038,104
	Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)		333,527	9,672,283
	U.S. Bancorp, 3.500%		8,280	6,582,600
	U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)		385,125	11,184,030
	Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)		290,130	7,485,354
	Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)		398,607	11,304,495
	Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)		154,580	4,320,511
Insurance 0.4%
	The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)		487,325	15,336,118
Real estate investment trusts 0.6%
	Crown Castle International Corp., 4.500%		102,360	10,914,647
	Weyerhaeuser Company, 6.375%		213,265	11,300,912
Utilities 1.4%				53,698,776
Electric utilities 0.6%
	Exelon Corp., 6.500%		217,904	8,707,444

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       25

			Shares	Value
Utilities (continued)
Electric utilities (continued)
	NextEra Energy, Inc., 5.799%		285,535	$15,124,789
Multi-utilities 0.8%
	Dominion Resources, Inc., 6.000%		291,580	15,803,636
	Dominion Resources, Inc., 6.375%		290,316	14,062,907
	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$23,144
(Cost $142)
Consumer discretionary 0.0%				23,144
Lear Corp., Series B (I)	8.750	12-01-16	$2,645,000	23,144
			Par value	Value
Short-term investments 3.2%				$122,023,000
(Cost $122,023,000)
Repurchase agreement 3.2%				122,023,000
Barclays Tri-Party Repurchase Agreement dated 11-30-15 at 0.100% to be repurchased at $118,564,329 on 12-1-15, collateralized by $99,906,000 U.S. Treasury Inflation Indexed Notes, 2.500% due 7-15-16 (valued at $120,935,706, including interest)			$118,564,000	118,564,000
Repurchase Agreement with State Street Corp. dated 11-30-15 at 0.000% to be repurchased at $3,459,000 on 12-1-15, collateralized by $3,485,000 U.S. Treasury Notes, 1.500% due 12-31-18 (valued at $3,528,563, including interest)			3,459,000	3,459,000
Total investments (Cost $3,812,088,991)† 97.8%				$3,699,778,636
Other assets and liabilities, net 2.2%				$82,837,855
Total net assets 100.0%				$3,782,616,491

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       26

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Pound Sterling
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
Key to Security Abbreviation and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $589,282,001 or 15.6% of the fund's net assets as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $3,833,300,836. Net unrealized depreciation aggregated $133,522,200, of which $62,758,634 related to appreciated investment securities and $196,280,834 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       27

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-15 (unaudited)

Assets
Investments, at value (Cost $3,812,088,991)	$3,699,778,636
Cash	219,823
Foreign currency, at value (Cost $6,844,243)	6,837,446
Cash held at broker for futures contracts	1,805,413
Cash segregated at custodian for derivative contracts	21,090,000
Receivable for investments sold	32,162,588
Receivable for fund shares sold	15,582,860
Receivable for forward foreign currency exchange contracts	11,803,764
Dividends and interest receivable	38,322,405
Other receivables and prepaid expenses	119,455
Total assets	3,827,722,390
Liabilities
Payable for investments purchased	10,939,138
Payable for forward foreign currency exchange contracts	26,929,066
Payable for fund shares repurchased	4,210,875
Payable for futures variation margin	55,313
Distributions payable	2,200,220
Payable to affiliates
Accounting and legal services fees	40,393
Transfer agent fees	348,959
Distribution and service fees	21,635
Trustees' fees	10,805
Other liabilities and accrued expenses	349,495
Total liabilities	45,105,899
Net assets	$3,782,616,491
Net assets consist of
Paid-in capital	$3,858,809,466
Undistributed net investment income	57,824,530
Accumulated net realized gain (loss) on investments, futures contracts, options written and foreign currency transactions	(6,269,109)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(127,748,396)
Net assets	$3,782,616,491

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       28

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($924,550,180 ÷ 143,746,504 shares)[1]	$6.43
Class B ($107,722,219 ÷ 16,747,230 shares)[1]	$6.43
Class C ($430,889,766 ÷ 66,992,898 shares)[1]	$6.43
Class I ($1,978,058,442 ÷ 308,153,458 shares)	$6.42
Class R1 ($14,887,252 ÷ 2,307,013 shares)	$6.45
Class R2 ($6,790,678 ÷ 1,057,154 shares)	$6.42
Class R3 ($2,289,073 ÷ 356,006 shares)	$6.43
Class R4 ($129,581,837 ÷ 20,139,956 shares)	$6.43
Class R5 ($12,185,808 ÷ 1,897,141 shares)	$6.42
Class R6 ($175,661,236 ÷ 27,333,369 shares)	$6.43
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$6.70

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       29

STATEMENT OF OPERATIONS   For the six months ended 11-30-15 (unaudited)

Investment income
Interest	$55,859,691
Dividends	6,492,470
Less foreign taxes withheld	(345,768)
Total investment income	62,006,393
Expenses
Investment management fees	5,606,932
Distribution and service fees	4,524,046
Accounting and legal services fees	315,227
Transfer agent fees	1,939,537
Trustees' fees	29,735
State registration fees	100,539
Printing and postage	170,852
Professional fees	84,528
Custodian fees	299,895
Registration and filing fees	23,010
Other	30,124
Total expenses	13,124,425
Less expense reductions	(197,827)
Net expenses	12,926,598
Net investment income	49,079,795
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	53,861,837
Futures contracts	(885,627)
Written options	236,641
53,212,851
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(118,852,909)
Futures contracts	32,869
Written options	(252,014)
(119,072,054)
Net realized and unrealized loss	(65,859,203)
Decrease in net assets from operations	($16,779,408)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       30

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-15	Year ended 5-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$49,079,795	$115,474,968
Net realized gain	53,212,851	28,351,559
Change in net unrealized appreciation (depreciation)	(119,072,054)	(99,375,986)
Increase (decrease) in net assets resulting from operations	(16,779,408)	44,450,541
Distributions to shareholders
From net investment income
Class A	(13,959,119)	(38,761,442)
Class B	(1,264,305)	(3,822,389)
Class C	(5,025,227)	(14,841,607)
Class I	(26,108,239)	(49,739,828)
Class R1	(194,324)	(528,773)
Class R2	(99,789)	(104,529)
Class R3	(30,380)	(106,040)
Class R4	(1,597,414)	(1,142,995)
Class R5	(190,783)	(459,426)
Class R6	(2,916,638)	(2,473,766)
Total distributions	(51,386,218)	(111,980,795)
From fund share transactions	630,346,506	116,887,751
Total increase	562,180,880	49,357,497
Net assets
Beginning of period	3,220,435,611	3,171,078,114
End of period	$3,782,616,491	$3,220,435,611
Undistributed net investment income	$57,824,530	$60,130,953

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SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       31

Financial highlights

Class A Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$6.56		$6.71	$6.78	$6.47	$6.85	$6.32
Net investment income[2]	0.13		0.24	0.29	0.34	0.38	0.43
Net realized and unrealized gain (loss) on investments	(0.17)		(0.15)	(0.07)	0.32	(0.35)	0.55
Total from investment operations	(0.04)		0.09	0.22	0.66	0.03	0.98
Less distributions
From net investment income	(0.09)		(0.24)	(0.29)	(0.34)	(0.39)	(0.43)
From net realized gain	—		—	—	(0.01)	(0.02)	(0.02)
Total distributions	(0.09)		(0.24)	(0.29)	(0.35)	(0.41)	(0.45)
Net asset value, end of period	$6.43		$6.56	$6.71	$6.78	$6.47	$6.85
Total return (%)[3,4]	(0.54	) [5]	1.30	3.36	10.41	0.51	15.85
Ratios and supplemental data
Net assets, end of period (in millions)	$925		$1,007	$1,258	$1,676	$1,751	$1,775
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	[6]	0.82	0.86	0.90	0.93	0.91
Expenses including reductions	0.81	[6]	0.81	0.86	0.90	0.93	0.91
Net investment income	3.87	[6]	3.67	4.43	5.05	5.82	6.42
Portfolio turnover (%)	22		51	50	53	42	33

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       32

Class B Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$6.56		$6.71	$6.78	$6.47	$6.85	$6.33
Net investment income[2]	0.10		0.20	0.25	0.29	0.33	0.38
Net realized and unrealized gain (loss) on investments	(0.16)		(0.16)	(0.08)	0.32	(0.35)	0.54
Total from investment operations	(0.06)		0.04	0.17	0.61	(0.02)	0.92
Less distributions
From net investment income	(0.07)		(0.19)	(0.24)	(0.29)	(0.34)	(0.38)
From net realized gain	—		—	—	(0.01)	(0.02)	(0.02)
Total distributions	(0.07)		(0.19)	(0.24)	(0.30)	(0.36)	(0.40)
Net asset value, end of period	$6.43		$6.56	$6.71	$6.78	$6.47	$6.85
Total return (%)[3,4]	(0.89	) [5]	0.59	2.64	9.64	(0.19)	14.86
Ratios and supplemental data
Net assets, end of period (in millions)	$108		$120	$147	$186	$179	$164
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51	[6]	1.52	1.56	1.60	1.63	1.61
Expenses including reductions	1.51	[6]	1.51	1.56	1.60	1.63	1.61
Net investment income	3.18	[6]	2.98	3.73	4.34	5.10	5.75
Portfolio turnover (%)	22		51	50	53	42	33

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       33

Class C Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$6.56		$6.71	$6.78	$6.47	$6.85	$6.32
Net investment income[2]	0.10		0.20	0.25	0.29	0.33	0.38
Net realized and unrealized gain (loss) on investments	(0.16)		(0.16)	(0.08)	0.32	(0.35)	0.55
Total from investment operations	(0.06)		0.04	0.17	0.61	(0.02)	0.93
Less distributions
From net investment income	(0.07)		(0.19)	(0.24)	(0.29)	(0.34)	(0.38)
From net realized gain	—		—	—	(0.01)	(0.02)	(0.02)
Total distributions	(0.07)		(0.19)	(0.24)	(0.30)	(0.36)	(0.40)
Net asset value, end of period	$6.43		$6.56	$6.71	$6.78	$6.47	$6.85
Total return (%)[3,4]	(0.88	) [5]	0.59	2.64	9.64	(0.19)	15.04
Ratios and supplemental data
Net assets, end of period (in millions)	$431		$479	$565	$751	$757	$668
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51	[6]	1.52	1.56	1.60	1.63	1.61
Expenses including reductions	1.51	[6]	1.51	1.56	1.60	1.63	1.61
Net investment income	3.18	[6]	2.98	3.73	4.35	5.10	5.71
Portfolio turnover (%)	22		51	50	53	42	33

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       34

Class I Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$6.55		$6.69	$6.77	$6.46	$6.84	$6.31
Net investment income[2]	0.14		0.26	0.31	0.36	0.40	0.45
Net realized and unrealized gain (loss) on investments	(0.17)		(0.14)	(0.08)	0.33	(0.35)	0.55
Total from investment operations	(0.03)		0.12	0.23	0.69	0.05	1.00
Less distributions
From net investment income	(0.10)		(0.26)	(0.31)	(0.37)	(0.41)	(0.45)
From net realized gain	—		—	—	(0.01)	(0.02)	(0.02)
Total distributions	(0.10)		(0.26)	(0.31)	(0.38)	(0.43)	(0.47)
Net asset value, end of period	$6.42		$6.55	$6.69	$6.77	$6.46	$6.84
Total return (%)[3]	(0.39	) [4]	1.76	3.54	10.83	0.90	16.36
Ratios and supplemental data
Net assets, end of period (in millions)	$1,978		$1,357	$1,148	$1,111	$577	$510
Ratios (as a percentage of average net assets):
Expenses before reductions	0.50	[5]	0.50	0.53	0.52	0.53	0.48
Expenses including reductions	0.49	[5]	0.50	0.53	0.52	0.53	0.48
Net investment income	4.18	[5]	3.97	4.75	5.36	6.19	6.77
Portfolio turnover (%)	22		51	50	53	42	33

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       35

Class R1 Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$6.59		$6.73	$6.80	$6.49	$6.86	$6.33
Net investment income[2]	0.11		0.22	0.27	0.32	0.36	0.41
Net realized and unrealized gain (loss) on investments	(0.17)		(0.15)	(0.07)	0.32	(0.35)	0.56
Total from investment operations	(0.06)		0.07	0.20	0.64	0.01	0.97
Less distributions
From net investment income	(0.08)		(0.21)	(0.27)	(0.32)	(0.36)	(0.42)
From net realized gain	—		—	—	(0.01)	(0.02)	(0.02)
Total distributions	(0.08)		(0.21)	(0.27)	(0.33)	(0.38)	(0.44)
Net asset value, end of period	$6.45		$6.59	$6.73	$6.80	$6.49	$6.86
Total return (%)[3]	(0.85	) [4]	1.11	3.02	10.03	0.29	15.68
Ratios and supplemental data
Net assets, end of period (in millions)	$15		$15	$17	$18	$12	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	[5]	1.16	1.19	1.19	1.21	1.13
Expenses including reductions	1.15	[5]	1.15	1.19	1.19	1.21	1.13
Net investment income	3.53	[5]	3.32	4.09	4.72	5.52	6.24
Portfolio turnover (%)	22		51	50	53	42	33

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       36

Class R2 Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$6.55		$6.70	$6.77	$6.46	$6.61
Net investment income[3]	0.12		0.23	0.29	0.34	0.08
Net realized and unrealized gain (loss) on investments	(0.16)		(0.15)	(0.07)	0.33	(0.14)
Total from investment operations	(0.04)		0.08	0.22	0.67	(0.06)
Less distributions
From net investment income	(0.09)		(0.23)	(0.29)	(0.35)	(0.09)
From net realized gain	—		—	—	(0.01)	—
Total distributions	(0.09)		(0.23)	(0.29)	(0.36)	(0.09)
Net asset value, end of period	$6.42		$6.55	$6.70	$6.77	$6.46
Total return (%)[4]	(0.73	) [5]	1.35	3.34	10.61	(0.85	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$7		$7	$3	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	[7]	0.91	0.91	0.73	0.72	[7]
Expenses including reductions	0.88	[7]	0.90	0.91	0.73	0.72	[7]
Net investment income	3.80	[7]	3.52	4.38	5.11	4.89	[7]
Portfolio turnover (%)	22		51	50	53	42	[8]

1	Six months ended 11-30-15. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

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SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       37

Class R3 Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$6.56		$6.70	$6.78	$6.47	$6.84	$6.31
Net investment income[2]	0.12		0.23	0.28	0.32	0.37	0.41
Net realized and unrealized gain (loss) on investments	(0.16)		(0.15)	(0.09)	0.33	(0.35)	0.56
Total from investment operations	(0.04)		0.08	0.19	0.65	0.02	0.97
Less distributions
From net investment income	(0.09)		(0.22)	(0.27)	(0.33)	(0.37)	(0.42)
From net realized gain	—		—	—	(0.01)	(0.02)	(0.02)
Total distributions	(0.09)		(0.22)	(0.27)	(0.34)	(0.39)	(0.44)
Net asset value, end of period	$6.43		$6.56	$6.70	$6.78	$6.47	$6.84
Total return (%)[3]	(0.64	) [4]	1.20	2.97	10.18	0.42	15.73
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$4	$3	$4	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	[5]	1.06	1.09	1.10	1.11	1.08
Expenses including reductions	1.02	[5]	1.05	1.09	1.10	1.11	1.08
Net investment income	3.66	[5]	3.48	4.18	4.83	5.61	6.10
Portfolio turnover (%)	22		51	50	53	42	33

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       38

Class R4 Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$6.57		$6.71	$6.78	$6.47	$6.84	$6.31
Net investment income[2]	0.13		0.25	0.30	0.35	0.38	0.43
Net realized and unrealized gain (loss) on investments	(0.17)		(0.14)	(0.07)	0.32	(0.34)	0.56
Total from investment operations	(0.04)		0.11	0.23	0.67	0.04	0.99
Less distributions
From net investment income	(0.10)		(0.25)	(0.30)	(0.35)	(0.39)	(0.44)
From net realized gain	—		—	—	(0.01)	(0.02)	(0.02)
Total distributions	(0.10)		(0.25)	(0.30)	(0.36)	(0.41)	(0.46)
Net asset value, end of period	$6.43		$6.57	$6.71	$6.78	$6.47	$6.84
Total return (%)[3]	(0.61	) [4]	1.62	3.52	10.51	0.69	16.06
Ratios and supplemental data
Net assets, end of period (in millions)	$130		$45	$11	$4	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75	[5]	0.76	0.79	0.81	0.81	0.80
Expenses including reductions	0.64	[5]	0.65	0.69	0.71	0.81	0.80
Net investment income	4.02	[5]	3.74	4.58	5.22	5.85	6.56
Portfolio turnover (%)	22		51	50	53	42	33

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       39

Class R5 Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$6.55		$6.70	$6.77	$6.47	$6.84	$6.31
Net investment income[2]	0.14		0.27	0.32	0.37	0.41	0.45
Net realized and unrealized gain (loss) on investments	(0.16)		(0.16)	(0.08)	0.31	(0.35)	0.55
Total from investment operations	(0.02)		0.11	0.24	0.68	0.06	1.00
Less distributions
From net investment income	(0.11)		(0.26)	(0.31)	(0.37)	(0.41)	(0.45)
From net realized gain	—		—	—	(0.01)	(0.02)	(0.02)
Total distributions	(0.11)		(0.26)	(0.31)	(0.38)	(0.43)	(0.47)
Net asset value, end of period	$6.42		$6.55	$6.70	$6.77	$6.47	$6.84
Total return (%)[3]	(0.36	) [4]	1.66	3.74	10.68	1.04	16.34
Ratios and supplemental data
Net assets, end of period (in millions)	$12		$11	$12	$9	$11	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.45	[5]	0.46	0.48	0.50	0.50	0.53
Expenses including reductions	0.44	[5]	0.45	0.48	0.50	0.50	0.53
Net investment income	4.24	[5]	4.03	4.79	5.44	6.22	6.80
Portfolio turnover (%)	22		51	50	53	42	33

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       40

Class R6 Shares Period ended	11-30-15	[2]	5-31-15	5-31-14	5-31-13	5-31-12	[1]
Per share operating performance
Net asset value, beginning of period	$6.56		$6.70	$6.77	$6.46	$6.57
Net investment income[3]	0.14		0.26	0.32	0.36	0.30
Net realized and unrealized gain (loss) on investments	(0.16)		(0.14)	(0.07)	0.33	(0.08)
Total from investment operations	(0.02)		0.12	0.25	0.69	0.22
Less distributions
From net investment income	(0.11)		(0.26)	(0.32)	(0.37)	(0.31)
From net realized gain	—		—	—	(0.01)	(0.02)
Total distributions	(0.11)		(0.26)	(0.32)	(0.38)	(0.33)
Net asset value, end of period	$6.43		$6.56	$6.70	$6.77	$6.46
Total return (%)[4]	(0.33	) [5]	1.87	3.81	10.92	3.41	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$176		$175	$9	$1	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.40	[7]	0.41	0.44	0.45	0.46	[7]
Expenses including reductions	0.38	[7]	0.39	0.42	0.45	0.46	[7]
Net investment income	4.30	[7]	3.88	4.83	5.39	6.10	[7]
Portfolio turnover (%)	22		51	50	53	42	[8]

1	The inception date for Class R6 shares is 9-1-11.
2	Six months ended 11-30-15. Unaudited.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       41

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       42

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,767,983,853	—	$1,767,983,853	—
Convertible bonds	30,925,513	—	30,925,513	—
Foreign government obligations	850,478,025	—	850,478,025	—
Term loans	50,756,452	—	50,756,452	—
Capital preferred securities	53,492,492	—	53,492,492	—
Municipal bonds	147,464,383	—	147,464,383	—
Collateralized mortgage obligations	290,416,293	—	290,416,293	—
Asset backed securities	173,363,579	—	173,363,579	—
Preferred securities	212,851,902	$185,161,499	27,690,403	—
Escrow certificates	23,144	—	—	$23,144
Short-term investments	122,023,000	—	122,023,000	—
Total investments in securities	$3,699,778,636	$185,161,499	$3,514,593,993	$23,144
Other financial instruments:
Futures	($150,099)	($150,099)	—	—
Forward foreign currency contracts	(15,125,302)	—	($15,125,302)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       43

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2015 were $3,224. For the six months ended November 30, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of May 31, 2015, the fund has a short-term capital loss carryforward of $30,280,593 and a long-term capital loss carryforward of $15,060,628 available to offset future net realized capital gains. These carryforwards do not expire.

As of May 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

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Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member.

Margin requirements for exchange-traded derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       45

and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended November 30, 2015, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with notional values ranging from $26.8 million to $64.0 million, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2015:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	354	Short	Mar 2016	($54,365,901)	($54,516,000)	($150,099)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended November 30, 2015, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $1.4 billion to $1.7 billion, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2015:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	29,056,452	NZD	31,910,918	Australia and New Zealand Banking Group	12/16/2015	$12,549	—	$12,549
AUD	6,135,000	USD	4,436,587	Australia and New Zealand Banking Group	12/16/2015	—	($3,103)	(3,103)
EUR	57,225,000	SGD	90,060,568	Goldman Sachs Bank USA	12/16/2015	—	(3,335,104)	(3,335,104)
EUR	655,476	USD	724,268	Goldman Sachs Bank USA	12/16/2015	—	(31,473)	(31,473)
NZD	52,020,240	AUD	48,000,000	Australia and New Zealand Banking Group	12/16/2015	—	(477,917)	(477,917)
NZD	77,585,832	AUD	72,000,000	Goldman Sachs Bank USA	12/16/2015	—	(1,009,205)	(1,009,205)
NZD	39,415,000	SGD	36,198,934	Goldman Sachs Bank USA	12/16/2015	268,960	—	268,960
NZD	6,300,000	SGD	5,784,471	State Street Bank and Trust Company	12/16/2015	44,039	—	44,039

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Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
NZD	600,000	USD	393,078	Australia and New Zealand Banking Group	12/16/2015	1,493	—	1,493
NZD	30,000,000	USD	19,638,150	Citibank N.A.	12/16/2015	90,411	—	90,411
SGD	34,000,000	EUR	21,408,153	Citibank N.A.	12/16/2015	1,465,862	—	1,465,862
SGD	58,115,000	EUR	36,472,323	Goldman Sachs Bank USA	12/16/2015	2,632,247	—	2,632,247
SGD	58,060,000	NZD	62,284,776	Citibank N.A.	12/16/2015	182,510	—	182,510
SGD	20,669,692	USD	14,520,000	Standard Chartered Bank	12/16/2015	126,838	—	126,838
USD	152,316,233	AUD	216,358,285	Australia and New Zealand Banking Group	12/16/2015	—	(4,035,985)	(4,035,985)
USD	15,660,839	AUD	22,182,492	HSBC Bank USA	12/16/2015	—	(369,431)	(369,431)
USD	120,909,232	CAD	160,610,988	Royal Bank of Canada	12/16/2015	645,351	—	645,351
USD	21,395,705	GBP	13,927,999	HSBC Bank USA	12/16/2015	418,460	—	418,460
USD	74,441,043	NOK	619,249,660	Goldman Sachs Bank USA	12/16/2015	3,200,949	—	3,200,949
USD	4,268,392	NZD	6,408,997	Goldman Sachs Bank USA	12/16/2015	53,716	—	53,716
USD	300,341,299	NZD	479,778,433	State Street Bank and Trust Company	12/16/2015	—	(15,169,976)	(15,169,976)
USD	76,139,588	SEK	640,587,592	Citibank N.A.	12/16/2015	2,660,379	—	2,660,379
USD	251,677,375	SGD	358,398,648	HSBC Bank USA	12/16/2015	—	(2,289,022)	(2,289,022)
USD	42,200,000	SGD	59,846,170	Standard Chartered Bank	12/16/2015	—	(207,850)	(207,850)
						$11,803,764	($26,929,066)	($15,125,302)

Currency abbreviation
AUD	Australian Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Pound Sterling	USD	U.S. Dollar
NOK	Norwegian Krone

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       47

added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended November 30, 2015, the fund used purchased options to manage against anticipated currency exchange rates. Except for the sale of call options held at the beginning of the year, the fund had no other purchased options activity. At November 30, 2015 there were no open purchased options.

During the six months ended November 30, 2015, the fund wrote option contracts to manage against anticipated currency exchange rates. The following table summarizes the fund's written options activities during the six months ended November 30, 2015 and the contracts held at November 30, 2015:

	Number of contracts	Premiums received
Outstanding, beginning of period	43,410,000	$269,784
Options written	—	—
Option closed	43,410,000	$269,784
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	—	—

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures	Futures†	—	($150,099)
Foreign currency	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$11,803,764	(26,929,066)
			$11,803,764	($27,079,165)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2015:

	Statement of operations location — Net realized gain (loss) on:
Risk	Futures contracts	Investments in unaffiliated issuers and foreign currency transactions*	Investments (purchased options)	Written options	Total
Interest rate	($885,627)	—	—	—	($885,627)
Foreign currency	—	$79,444,610	$887,420	$236,641	80,568,671
Total	($885,627)	$79,444,610	$887,420	$236,641	$79,683,044

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2015:

	Statement of operations location — Change in unrealized appreciation (depreciation)
Risk	Futures contracts	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Written options	Total
Interest rate	$32,869	—	—	$32,869
Foreign currency	—	($44,374,909)	($252,014)	($44,626,923)

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	Statement of operations location — Change in unrealized appreciation (depreciation)
Risk	Futures contracts	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Written options	Total
Total	$32,869	($44,374,909)	($252,014)	($44,594,054)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption of the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.60% of the first $100 million of the fund's average daily net assets; (b) 0.45% of the next $150 million of the fund's average daily net assets; (c) 0.40% of the next $250 million of the fund's average daily net assets; (d) 0.35% of the next $150 million of the fund's average daily net assets; and (e) 0.30% of the fund's average daily net assets in excess of $650 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until September 30, 2016, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time.

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For the six months ended November 30, 2015, these expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$36,404	Class R3	$86
Class B	4,333	Class R4	3,985
Class C	17,224	Class R5	443
Class I	61,597	Class R6	20,575
Class R1	574	Total	$145,488
Class R2	267

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2015 were equivalent to a net annual effective rate of 0.32% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2015 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R2	0.25%	0.25%
Class B	1.00%	—	Class R3	0.50%	0.15%
Class C	1.00%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $52,339 for Class R4 shares for the six months ended November 30, 2015.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $550,743 for the six months ended November 30, 2015. Of this amount, $77,002 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $447,656 was paid as sales commissions to broker-dealers and $26,085 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       50

connection with the sale of these shares. During the six months ended November 30, 2015, CDSCs received by the Distributor amounted to $882, $133,246 and $6,996 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2015 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,432,154	$611,819
Class B	567,970	72,787
Class C	2,257,710	289,347
Class I	—	940,252
Class R1	56,574	1,201
Class R2	17,004	560
Class R3	7,026	180
Class R4	182,814	8,524
Class R5	2,794	930
Class R6	—	13,937
Total	$4,524,046	$1,939,537

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2015 and the year ended May 31, 2015 were as follows:

		Six months ended 11-30-15		Year ended 5-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,431,471	$41,632,994	17,492,868	$115,694,985
Distributions reinvested	1,952,440	12,628,466	5,286,089	35,006,428
Repurchased	(18,042,381)	(116,933,196)	(56,903,315)	(377,809,593)
Net decrease	(9,658,470)	($62,671,736)	(34,124,358)	($227,108,180)
Class B shares
Sold	57,688	$373,833	142,292	$942,983
Distributions reinvested	170,962	1,106,163	501,740	3,322,695
Repurchased	(1,838,119)	(11,908,442)	(4,145,066)	(27,422,335)
Net decrease	(1,609,469)	($10,428,446)	(3,501,034)	($23,156,657)

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		Six months ended 11-30-15		Year ended 5-31-15
	Shares	Amount	Shares	Amount
Class C shares
Sold	1,541,796	$9,975,494	4,734,282	$31,308,616
Distributions reinvested	650,694	4,208,961	1,859,298	12,312,179
Repurchased	(8,246,229)	(53,426,977)	(17,765,175)	(117,638,490)
Net decrease	(6,053,739)	($39,242,522)	(11,171,595)	($74,017,695)
Class I shares
Sold	124,140,952	$801,445,739	73,708,973	$488,206,076
Distributions reinvested	3,115,949	20,115,596	6,997,260	46,213,789
Repurchased	(26,341,959)	(170,228,773)	(44,953,719)	(296,597,966)
Net increase	100,914,942	$651,332,562	35,752,514	$237,821,899
Class R1 shares
Sold	326,829	$2,124,224	802,931	$5,329,013
Distributions reinvested	24,085	156,305	64,627	429,317
Repurchased	(359,969)	(2,338,077)	(1,018,860)	(6,752,598)
Net decrease	(9,055)	($57,548)	(151,302)	($994,268)
Class R2 shares
Sold	127,320	$825,063	865,133	$5,704,618
Distributions reinvested	12,472	80,588	8,445	55,707
Repurchased	(178,135)	(1,154,475)	(168,199)	(1,122,090)
Net increase (decrease)	(38,343)	($248,824)	705,379	$4,638,235
Class R3 shares
Sold	100,818	$654,182	208,308	$1,383,439
Distributions reinvested	4,694	30,355	15,741	104,214
Repurchased	(70,263)	(455,187)	(429,352)	(2,840,827)
Net increase (decrease)	35,249	$229,350	(205,303)	($1,353,174)
Class R4 shares
Sold	14,528,431	$94,518,189	6,540,643	$43,263,180
Distributions reinvested	247,136	1,597,398	171,401	1,132,288
Repurchased	(1,531,589)	(9,915,623)	(1,405,403)	(9,330,483)
Net increase	13,243,978	$86,199,964	5,306,641	$35,064,985
Class R5 shares
Sold	314,985	$2,029,807	543,705	$3,589,202
Distributions reinvested	29,132	188,148	68,389	452,074
Repurchased	(198,231)	(1,280,359)	(640,780)	(4,231,093)
Net increase (decrease)	145,886	$937,596	(28,686)	($189,817)
Class R6 shares
Sold	1,790,519	$11,569,085	26,938,991	$176,649,072
Distributions reinvested	441,016	2,850,703	356,313	2,351,233
Repurchased	(1,564,242)	(10,123,678)	(1,946,918)	(12,817,882)
Net increase	667,293	$4,296,110	25,348,386	$166,182,423
Total net increase	97,638,272	$630,346,506	17,930,642	$116,887,751

Affiliates of the fund owned 19% of shares of beneficial interest of Class C on November 30, 2015.

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Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $1,358,482,773 and $717,960,869, respectively, for the six months ended November 30, 2015.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-year period ended December 31, 2014 and outperformed its benchmark index for the three- and five-year periods ended December 31, 2014. The Board noted that the

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fund outperformed its peer group average for the one-, three- and five-year periods ended December 31, 2014. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group for the one-, three- and five-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are lower than the peer group median.

The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and

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(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

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The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       59

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

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Small Cap Value

Small Company

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U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

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Emerging Markets

Emerging Markets Equity

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Global Shareholder Yield

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INCOME FUNDS

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Focused High Yield

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High Yield Municipal Bond

Income

Investment Grade Bond

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ALTERNATIVE AND SPECIALTY FUNDS

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Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

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Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

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Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

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Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF235806	91SA 11/15 1/16

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENTS.

(a)

Not applicable.

(b)

Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C.  Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached.  The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:

/s/ Andrew Arnott

_____________________________

Andrew Arnott

President

Date:    January 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

_____________________________

Andrew Arnott

President

Date:   January 15, 2016

By:

/s/ Charles A. Rizzo

_____________________________

Charles A. Rizzo

Chief Financial Officer

Date:   January 15, 2016